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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mallette Capital Management Inc.
                 --------------------------------
   Address:      800 Third Avenue, 9th Floor
                 --------------------------------
                 New York, New York  10022
                 --------------------------------

                 --------------------------------

Form 13F File Number: 028-11779
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinterol J. Mallette, M.D.
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-300-2259
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Quinterol J. Mallette, M.D.      New York, NY      February 14, 2007
   --------------------------------   -----------------    -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      One (1)
                                        --------------------

Form 13F Information Table Entry Total: Forty-Three (43)
                                        --------------------

Form 13F Information Table Value Total: $79,243
                                        --------------------
                                           (thousands)(1)

----------
(1) Such total includes value of Puts and Calls scheduled; which such positions may be "uncovered".


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         028-11781                    Mallette Capital Master Fund Ltd.
    ------    -----------------            ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2  COLUMN 3     COLUMN4         COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
                               TITLE OF   CUSIP                  SHR/PRN        PUT/ INVESTMENT  OTHER
       NAME OF ISSUER           CLASS     NUMBER   VALUE(X1,000) AMOUNT  SH PRN CALL DISCRETION MANAGERS  SOLE   SHARED OTHER
-----------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP                   COM        00724X102 $         376  50,000 SH     CALL Sole          1      50,000
ADVANCED MAGNETICS INC        COM        00753P103 $       6,271 105,000 SH     CALL Sole          1     105,000
ADVENTRX PHARMACEUTICALS INC  COM        00764X103 $         270  91,600 SH          Sole          1      91,600
AFFYMETRIX INC                COM        00826T108 $       1,153  50,000 SH     PUT  Sole          1      50,000
ALKERMES INC                  COM        01642T108 $       1,671 125,000 SH     PUT  Sole          1     125,000
AMYLIN PHARMACEUTICALS INC    COM        032346108 $       1,684  46,700 SH     PUT  Sole          1      46,700
ANTARES PHARMA INC            COM        036642106 $         120 100,000 SH          Sole          1     100,000
ATHEROGENICS INC              COM        047439104 $         899  90,700 SH     PUT  Sole          1      90,700
BIOCRYST PHARMACEUTICALS      COM        09058V103 $       2,312 200,000 SH     CALL Sole          1     200,000
BIOGEN IDEC INC               COM        09062X103 $       2,460  50,000 SH     PUT  Sole          1      50,000
BIOSITE INC                   COM        090945106 $       2,443  50,000 SH     PUT  Sole          1      50,000
BIOSITE INC                   COM        090945106 $       3,908  80,000 SH     CALL Sole          1      80,000
BRADLEY PHARMACEUTICALS INC   COM        104576103 $         319  15,500 SH     PUT  Sole          1      15,500
CARDIOME PHARMA CORP          COM NEW    14159U202 $         558  50,000 SH     CALL Sole          1      50,000
CELGENE CORP                  COM        151020104 $       5,753 100,000 SH     PUT  Sole          1     100,000
CEPHALON INC                  COM        156708109 $       3,521  50,000 SH     PUT  Sole          1      50,000
CYBERONICS INC                COM        23251P102 $       1,032  50,000 SH     PUT  Sole          1      50,000

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
DIAMONDS TR                   UNIT SER 1 252787106 $       1,244  10,000 SH     PUT  Sole          1      10,000
ELAN PLC                      ADR        284131208 $       2,950 200,000 SH     PUT  Sole          1     200,000
GENENTECH INC                 COM NEW    368710406 $       4,057  50,000 SH     CALL Sole          1      50,000
GILEAD SCIENCES INC           COM        375558103 $       6,493 100,000 SH     PUT  Sole          1     100,000
ICOS CORP                     COM        449295104 $       1,690  50,000 SH     PUT  Sole          1      50,000
IMCLONE SYS INC               COM        45245W109 $       1,338  50,000 SH     PUT  Sole          1      50,000
INSITE VISION INC             COM        457660108 $         106  68,700 SH          Sole          1      68,700
INTERMUNE INC                 COM        45884X103 $       1,212  39,400 SH     PUT  Sole          1      39,400
LIGAND PHARMACEUTICALS INC    CL B       53220K207 $       1,117 102,000 SH     CALL Sole          1     102,000
***MEDICURE INC               COM        58469E101 $         160 131,250 SH          Sole          1     131,250
MEDIMMUNE INC                 COM        584699102 $       3,237 100,000 SH     CALL Sole          1     100,000
MILLENNIUM PHARMACEUTICALS    COM        599902103 $       1,090 100,000 SH     PUT  Sole          1     100,000
NEW RIV PHARMACEUTICALS INC   COM        648468205 $       2,736  50,000 SH     PUT  Sole          1      50,000
NEW RIV PHARMACEUTICALS INC   COM        648468205 $       2,736  50,000 SH     CALL Sole          1      50,000
NORTHFIELD LABS INC           COM        666135108 $       2,538 623,500 SH     PUT  Sole          1     623,500
NORTHFIELD LABS INC           COM        666135108 $         659 162,000 SH     CALL Sole                162,000
NORTHFIELD LABS INC           COM        666135108 $       1,274 313,000 SH     CALL Sole          1     313,000
ONYX PHARMACEUTICALS INC      COM        683399109 $       2,116 200,000 SH     CALL Sole          1     200,000
OSI PHARMACEUTICALS INC       COM        671040103 $       1,098  31,400 SH     PUT  Sole          1      31,400
PAIN THERATEUTICS INC         COM        69562K100 $         656  73,700 SH     PUT  Sole          1      73,700
PHARMION CORP                 COM        71715B409 $         322  12,500 SH     CALL Sole          1      12,500
POINT THERAPEUTICS INC        COM        730694106 $         245 237,800 SH          Sole          1     237,800
QUIDEL CORP                   COM        74838J101 $       1,703 125,000 SH     PUT  Sole          1     125,000
SUNESIS PHARMACEUTICALS INC   COM        867328502 $         294  65,020 SH          Sole          1      65,020
TELIK INC                     COM        87959M109 $       1,551 350,000 SH     PUT  Sole          1     350,000
VERTEX PHARMACEUTICALS INC    COM        92532F100 $       1,871  50,000 SH     PUT  Sole          1      50,000